Average Annual Total Returns - TCW Developing Markets Equity Fund	Mar. 01, 2021
MSCI Total Return Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.31%	[1]
5 Years	12.81%	[1]
Since Inception	7.77%	[1]
Inception Date	Jun. 30, 2015	[1]
Class I
Average Annual Return:
1 Year	23.93%
5 Years	10.62%
Since Inception	5.99%
Inception Date	Jun. 30, 2015
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	23.97%
5 Years	10.60%
Since Inception	5.98%
Inception Date	Jun. 30, 2015
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	14.27%
5 Years	8.55%
Since Inception	4.79%
Inception Date	Jun. 30, 2015
Class N
Average Annual Return:
1 Year	23.93%
5 Years	10.62%
Since Inception	5.99%
Inception Date	Jun. 30, 2015

[1]

The MSCI Total Return Emerging Markets Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap securities in emerging markets.